Financial Risks - Summary of Closing Levels of Certain Major Indices (Detail) - Counterparty	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
S & P 500 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	4,766	3,756	3,231	2,507	2,674
Nasdaq [member]
Disclosure of equities prices [line items]
Closing levels of major indices	15,645	12,888	8,973	6,635	6,903
FTSE 100 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	7,385	6,461	7,542	6,728	7,688
AEX [member]
Disclosure of equities prices [line items]
Closing levels of major indices	798	625	605	488	545